Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2017	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	212	0	–		–		212
Interest-bearing deposits with banks	0	0	0	–		–		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	77,498	0	–		–		77,498
Debt	576	802	0	–		–		1,378
of which corporates	0	726	0	–		–		726
Equity	36,121	529	46	–		–		36,696
Securities received as collateral	36,697	1,331	46	–		–		38,074
Debt	29,828	40,645	2,292	–		–		72,765
of which foreign governments	29,561	4,256	270	–		–		34,087
of which corporates	179	10,231	1,412	–		–		11,822
of which RMBS	0	21,399	320	–		–		21,719
of which CMBS	0	2,501	16	–		–		2,517
of which CDO	0	2,255	126	–		–		2,381
Equity	51,025	3,481	163	–		1,053		55,722
Derivatives	3,577	141,347	3,289	(128,592)		–		19,621
of which interest rate products	1,219	84,932	801	–		–		–
of which foreign exchange products	19	30,302	188	–		–		–
of which equity/index-related products	2,338	18,251	833	–		–		–
of which credit derivatives	0	7,107	634	–		–		–
Other	2,922	2,294	3,010	–		–		8,226
Trading assets	87,352	187,767	8,754	(128,592)		1,053		156,334
Debt	244	1,780	42	–		–		2,066
of which foreign governments	97	1,139	0	–		–		1,236
of which corporates	0	238	0	–		–		238
of which RMBS	0	167	40	–		–		207
of which CMBS	0	171	2	–		–		173
Equity	6	119	0	–		–		125
Investment securities	250	1,899	42	–		–		2,191
Private equity	0	0	29	–		351		380
of which equity funds	0	0	22	–		141		163
Hedge funds	0	0	0	–		391		391
of which debt funds	0	0	0	–		239		239
Other equity investments	25	9	271	–		1,122		1,427
of which private	18	9	271	–		1,122		1,420
Life finance instruments	0	7	1,301	–		–		1,308
Other investments	25	16	1,601	–		1,864		3,506
Loans	0	10,777	4,530	–		–		15,307
of which commercial and industrial loans	0	3,437	2,207	–		–		5,644
of which financial institutions	0	4,890	1,480	–		–		6,370
Other intangible assets (mortgage servicing rights)	0	0	158	–		–		158
Other assets	101	7,570	1,511	(164)		–		9,018
of which loans held-for-sale	0	5,800	1,350	–		–		7,150
Total assets at fair value	124,425	287,070	16,642	(128,756)		2,917		302,298
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2017	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	197	0	–		–		197
Customer deposits	0	3,056	455	–		–		3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	15,262	0	–		–		15,262
Debt	576	802	0	–		–		1,378
of which corporates	0	726	0	–		–		726
Equity	36,121	529	46	–		–		36,696
Obligation to return securities received as collateral	36,697	1,331	46	–		–		38,074
Debt	5,160	4,139	2	–		–		9,301
of which foreign governments	5,108	746	0	–		–		5,854
of which corporates	12	3,334	2	–		–		3,348
Equity	14,217	883	55	–		9		15,164
Derivatives	3,731	144,615	3,169	(136,861)		–		14,654
of which interest rate products	1,254	80,534	317	–		–		–
of which foreign exchange products	8	35,707	100	–		–		–
of which equity/index-related products	2,468	19,459	1,301	–		–		–
of which credit derivatives	0	7,982	898	–		–		–
Trading liabilities	23,108	149,637	3,226	(136,861)		9		39,119
Short-term borrowings	0	10,174	845	–		–		11,019
Long-term debt	0	51,127	12,501	–		–		63,628
of which treasury debt over two years	0	936	0	–		–		936
of which structured notes over one year and up to two years	0	6,216	149	–		–		6,365
of which structured notes over two years	0	32,782	12,259	–		–		45,041
of which other debt instruments over two years	0	2,221	61	–		–		2,282
of which other subordinated bonds	0	5,567	0	–		–		5,567
of which non-recourse liabilities	0	833	30	–		–		863
Other liabilities	0	7,379	1,478	(233)		–		8,624
of which failed sales	0	439	223	–		–		662
Total liabilities at fair value	59,805	238,163	18,551	(137,094)		9		179,434
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	200	0	–		–		200
Interest-bearing deposits with banks	0	25	1	–		–		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	87,157	174	–		–		87,331
Debt	619	419	1	–		–		1,039
of which corporates	1	375	1	–		–		377
Equity	30,706	750	69	–		–		31,525
Securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	29,498	32,193	3,977	–		–		65,668
of which foreign governments	29,226	2,408	292	–		–		31,926
of which corporates	180	12,326	1,674	–		–		14,180
of which RMBS	0	14,153	605	–		–		14,758
of which CMBS	0	2,227	65	–		–		2,292
of which CDO	0	1,074	1,165	–		–		2,239
Equity	58,490	3,795	240	–		1,346		63,871
Derivatives	5,631	224,142	4,305	(207,296)		–		26,782
of which interest rate products	3,074	133,834	748	–		–		–
of which foreign exchange products	18	61,448	355	–		–		–
of which equity/index-related products	2,538	20,519	914	–		–		–
of which credit derivatives	0	7,388	688	–		–		–
Other	2,267	2,319	4,243	–		–		8,829
Trading assets	95,886	262,449	12,765	(207,296)		1,346		165,150
Debt	294	2,034	72	–		–		2,400
of which foreign governments	103	1,240	0	–		–		1,343
of which corporates	0	287	0	–		–		287
of which RMBS	0	425	72	–		–		497
of which CMBS	0	14	0	–		–		14
Equity	3	86	0	–		–		89
Investment securities	297	2,120	72	–		–		2,489
Private equity	0	0	8	–		574		582
of which equity funds	0	0	0	–		240		240
Hedge funds	0	0	0	–		546		546
of which debt funds	0	0	0	–		292		292
Other equity investments	22	64	310	–		984		1,380
of which private	15	64	310	–		984		1,373
Life finance instruments	0	0	1,588	–		–		1,588
Other investments	22	64	1,906	–		2,104		4,096
Loans	0	12,943	6,585	–		–		19,528
of which commercial and industrial loans	0	6,051	3,816	–		–		9,867
of which financial institutions	0	4,403	1,829	–		–		6,232
Other intangible assets (mortgage servicing rights)	0	0	138	–		–		138
Other assets	260	8,359	1,679	(915)		–		9,383
of which loans held-for-sale	0	4,640	1,316	–		–		5,956
Total assets at fair value	127,790	374,486	23,390	(208,211)		3,450		320,905
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	437	0	–		–		437
Customer deposits	0	3,166	410	–		–		3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	19,634	0	–		–		19,634
Debt	619	419	1	–		–		1,039
of which corporates	1	375	1	–		–		377
Equity	30,706	750	69	–		–		31,525
Obligation to return securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	4,376	3,564	23	–		–		7,963
of which foreign governments	4,374	547	0	–		–		4,921
of which corporates	0	2,760	23	–		–		2,783
Equity	16,365	191	41	–		1		16,598
Derivatives	5,407	229,051	3,673	(217,762)		–		20,369
of which interest rate products	2,946	126,422	538	–		–		–
of which foreign exchange products	18	71,006	150	–		–		–
of which equity/index-related products	2,442	22,219	1,181	–		–		–
of which credit derivatives	0	8,350	851	–		–		–
Trading liabilities	26,148	232,806	3,737	(217,762)		1		44,930
Short-term borrowings	0	3,545	516	–		–		4,061
Long-term debt	0	59,453	13,415	–		–		72,868
of which treasury debt over two years	0	3,217	0	–		–		3,217
of which structured notes over one year and up to two years	0	6,852	326	–		–		7,178
of which structured notes over two years	0	39,824	12,434	–		–		52,258
of which other debt instruments over two years	0	2,311	634	–		–		2,945
of which other subordinated bonds	0	5,482	1	–		–		5,483
of which non-recourse liabilities	0	1,742	17	–		–		1,759
Other liabilities	0	8,823	1,684	(1,014)		–		9,493
of which failed sales	0	507	219	–		–		726
Total liabilities at fair value	57,473	329,033	19,832	(218,776)		1		187,563
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
in	2017		2016
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Securities received as collateral	0	136	0	0
Debt	16	237	2,012	1,698
Equity	924	412	723	1,074
Derivatives	3,202	13	3,404	0
Trading assets	4,142	662	6,139	2,772
Investment securities	0	0	0	1,229
Liabilities (CHF million)
Obligations to return securities received as collateral	0	136	0	0
Debt	3	44	2	46
Equity	102	165	108	166
Derivatives	3,814	91	4,047	29
Trading liabilities	3,919	300	4,157	241

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues			Accumulated other comprehensive income
2017	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks	1	40	0	0	(41)	0	0	0		0	0		0	0		0	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	0	0	0	0	26	(193)	0		0	0		0	0		0	(7)	0
Securities received as collateral	70	3	(1)	65	(86)	0	0	0		0	0		0	0		0	(5)	46
Debt	3,977	608	(1,074)	2,747	(3,705)	0	0	(4)		(80)	6		1	0		0	(184)	2,292
of which corporates	1,674	276	(654)	2,203	(2,005)	0	0	(4)		14	6		0	0		0	(98)	1,412
of which RMBS	605	280	(229)	85	(305)	0	0	3		(95)	0		0	0		0	(24)	320
of which CMBS	65	6	(17)	2	(13)	0	0	(3)		(21)	0		0	0		0	(3)	16
of which CDO	1,165	39	(157)	174	(1,047)	0	0	0		(16)	0		0	0		0	(32)	126
Equity	240	49	(35)	146	(260)	0	0	0		33	0		0	0		0	(10)	163
Derivatives	4,305	416	(839)	0	0	1,317	(1,817)	123		(63)	0		0	0		0	(153)	3,289
of which interest rate products	748	56	(53)	0	0	118	(183)	6		104	0		0	0		0	5	801
of which equity/index-related products	914	142	(98)	0	0	443	(597)	14		58	0		0	0		0	(43)	833
of which credit derivatives	688	216	(252)	0	0	381	(297)	38		(110)	0		0	0		0	(30)	634
Other	4,243	86	(98)	12,917	(14,067)	0	(251)	2		362	0		0	0		0	(184)	3,010
Trading assets	12,765	1,159	(2,046)	15,810	(18,032)	1,317	(2,068)	121		252	6		1	0		0	(531)	8,754
Investment securities	72	0	(17)	100	(113)	0	(90)	(1)		95	0		0	0		0	(4)	42
Equity	318	23	(22)	165	(171)	0	0	0		(7)	0		9	0		0	(15)	300
Life finance instruments	1,588	0	0	185	(418)	0	0	0		16	0		0	0		0	(70)	1,301
Other investments	1,906	23	(22)	350	(589)	0	0	0		9	0		9	0		0	(85)	1,601
Loans	6,585	1,130	(947)	106	(580)	1,151	(2,743)	15		85	0		0	0		0	(272)	4,530
of which commercial and industrial loans	3,816	448	(482)	71	(395)	590	(1,705)	(2)		21	0		0	0		0	(155)	2,207
of which financial institutions	1,829	352	(126)	33	(176)	444	(821)	28		(6)	0		0	0		0	(77)	1,480
Other intangible assets (mortgage servicing rights)	138	0	0	23	(1)	0	0	0		0	0		4	0		0	(6)	158
Other assets	1,679	347	(132)	759	(1,056)	1,054	(885)	(1)		(172)	0		(4)	0		0	(78)	1,511
of which loans held-for-sale [2]	1,316	286	(113)	667	(904)	1,053	(885)	(2)		0	0		(4)	0		0	(64)	1,350
Total assets at fair value	23,390	2,702	(3,165)	17,213	(20,498)	3,548	(5,979)	134		269	6		10	0		0	(988)	16,642
Liabilities (CHF million)
Customer deposits	410	0	0	0	0	35	(3)	0		(61)	0		0	0		42	32	455
Obligation to return securities received as collateral	70	3	(1)	65	(86)	0	0	0		0	0		0	0		0	(5)	46
Trading liabilities	3,737	566	(1,049)	113	(134)	1,193	(1,625)	140		461	0		(9)	0		0	(167)	3,226
of which interest rate derivatives	538	57	(36)	0	0	45	(258)	6		(14)	0		0	0		0	(21)	317
of which foreign exchange derivatives	150	11	(1)	0	0	9	(12)	0		(52)	0		0	0		0	(5)	100
of which equity/index-related derivatives	1,181	54	(188)	0	0	543	(692)	17		441	0		0	0		0	(55)	1,301
of which credit derivatives	851	377	(392)	0	0	350	(376)	61		66	0		0	0		0	(39)	898
Short-term borrowings	516	95	(172)	0	0	865	(472)	(2)		19	4		10	0		6	(24)	845
Long-term debt	13,415	1,172	(3,004)	0	0	4,540	(4,479)	(12)		1,400	0		0	88		21	(640)	12,501
of which structured notes over two years	12,434	995	(2,886)	0	0	3,913	(3,079)	(14)		1,390	0		0	87		17	(598)	12,259
Other liabilities	1,684	150	(102)	211	(304)	9	(403)	(25)		(6)	0		330	0		0	(66)	1,478
of which failed sales	219	80	(70)	189	(218)	0	0	(7)		40	0		0	0		0	(10)	223
Total liabilities at fair value	19,832	1,986	(4,328)	389	(524)	6,642	(6,982)	101		1,813	4		331	88		69	(870)	18,551
Net assets/(liabilities) at fair value	3,558	716	1,163	16,824	(19,974)	(3,094)	1,003	33		(1,544)	2		(321)	(88)		(69)	(118)	(1,909)
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (39) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues			Accumulated other comprehensive income
2016	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks	0	0	0	49	(49)	0	0	0		1	0		0	0		0	0	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	0	0	0	0	279	(270)	0		1	0		0	0		0	6	174
Securities received as collateral	0	0	0	100	(33)	0	0	0		0	0		0	0		0	3	70
Debt	4,563	1,574	(1,487)	3,753	(4,514)	0	0	(1)		(134)	0		10	0		0	213	3,977
of which corporates	1,745	836	(677)	2,642	(2,945)	0	0	0		(42)	0		8	0		0	107	1,674
of which RMBS	814	587	(573)	525	(668)	0	0	(6)		(91)	0		0	0		0	17	605
of which CMBS	215	26	(12)	51	(169)	0	0	(1)		(45)	0		0	0		0	0	65
of which CDO	1,298	82	(166)	488	(578)	0	0	2		2	0		2	0		0	35	1,165
Equity	871	111	(136)	527	(1,057)	0	0	(45)		(38)	0		0	0		0	7	240
Derivatives	4,831	1,683	(1,017)	0	0	1,484	(2,972)	7		173	0		(22)	0		0	138	4,305
of which interest rate products	791	48	(60)	0	0	130	(293)	0		117	0		0	0		0	15	748
of which equity/index-related products	936	282	(328)	0	0	428	(473)	9		32	0		(22)	0		0	50	914
of which credit derivatives	1,568	961	(617)	0	0	543	(1,710)	1		(64)	0		0	0		0	6	688
Other	4,266	858	(1,221)	3,848	(3,644)	0	(314)	7		290	0		0	0		0	153	4,243
Trading assets	14,531	4,226	(3,861)	8,128	(9,215)	1,484	(3,286)	(32)		291	0		(12)	0		0	511	12,765
Investment securities	148	18	(38)	95	(121)	0	(124)	(10)		100	0		0	0		0	4	72
Equity	366	7	(2)	146	(281)	0	0	0		31	0		22	0		0	29	318
Life finance instruments	1,669	0	0	186	(353)	0	0	0		33	0		0	0		0	53	1,588
Other investments	2,035	7	(2)	332	(634)	0	0	0		64	0		22	0		0	82	1,906
Loans	8,950	969	(1,942)	524	(1,443)	3,574	(4,281)	(43)		(11)	0		0	0		0	288	6,585
of which commercial and industrial loans	5,735	486	(583)	97	(1,007)	1,994	(2,987)	(14)		(74)	0		0	0		0	169	3,816
of which financial institutions	1,729	77	(348)	335	(348)	974	(701)	1		41	0		0	0		0	69	1,829
Other intangible assets (mortgage servicing rights)	112	0	0	16	(1)	0	0	0		0	0		6	0		0	5	138
Other assets	7,087	572	(1,497)	2,464	(6,801)	898	(975)	(46)		(208)	0		(9)	0		0	194	1,679
of which loans held-for-sale	6,768	355	(1,251)	2,192	(6,696)	898	(975)	(59)		(88)	0		(8)	0		0	180	1,316
Total assets at fair value	33,021	5,792	(7,340)	11,708	(18,297)	6,235	(8,936)	(131)		238	0		7	0		0	1,093	23,390
Liabilities (CHF million)
Customer deposits	254	0	(41)	0	0	240	(20)	0		(64)	0		0	0		41	0	410
Obligation to return securities received as collateral	0	0	0	100	(33)	0	0	0		0	0		0	0		0	3	70
Trading liabilities	4,615	1,588	(1,026)	51	(52)	1,259	(3,494)	100		589	0		(12)	0		0	119	3,737
of which interest rate derivatives	578	87	(28)	0	0	141	(244)	14		(25)	0		0	0		0	15	538
of which foreign exchange derivatives	329	55	(5)	0	0	14	(408)	2		160	0		0	0		0	3	150
of which equity/index-related derivatives	1,347	130	(293)	0	0	423	(748)	32		227	0		0	0		0	63	1,181
of which credit derivatives	1,757	940	(689)	0	0	421	(1,806)	50		162	0		0	0		0	16	851
Short-term borrowings	72	45	(30)	0	0	598	(205)	1		17	(3)		3	0		0	18	516
Long-term debt	14,123	3,865	(2,393)	0	0	4,510	(7,149)	(64)		(124)	0		0	1		240	406	13,415
of which structured notes over two years	9,924	3,484	(2,166)	0	0	4,044	(3,004)	(78)		(403)	0		0	1		240	392	12,434
Other liabilities	2,491	208	(226)	219	(376)	17	(612)	(72)		(160)	(1)		139	0		0	57	1,684
of which failed sales	454	44	(121)	142	(308)	0	0	(3)		3	0		0	0		0	8	219
Total liabilities at fair value	21,555	5,706	(3,716)	370	(461)	6,624	(11,480)	(35)		258	(4)		130	1		281	603	19,832
Net assets/(liabilities) at fair value	11,466	86	(3,624)	11,338	(17,836)	(389)	2,544	(96)		(20)	4		(123)	(1)		(281)	490	3,558
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	2017				2016
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(1,511)	(319)	(1,830)	[1]	(116)	(119)	(235)	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,088)	22	(2,066)		125	26	151
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 2017	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	46	–	–	–	–	–
Debt	2,292
of which corporates	1,412
of which	387	Option model	Correlation, in %	(60)	98	55
of which	545	Market comparable	Price, in %	0	139	84
of which	444	Discounted cash flow	Credit spread, in bp	37	952	230
of which RMBS	320	Discounted cash flow	Discount rate, in %	1	24	11
			Prepayment rate, in %	1	36	10
			Default rate, in %	0	12	4
			Loss severity, in %	0	100	57
of which CMBS	16	Discounted cash flow	Capitalization rate, in %	14	14	14
			Discount rate, in %	8	16	14
			Prepayment rate, in %	0	5	4
of which CDO	126	Discounted cash flow	Discount rate, in %	5	13	8
			Prepayment rate, in %	5	20	13
			Credit spread, in bp	464	669	553
			Default rate, in %	2	5	3
			Loss severity, in %	0	80	34
Equity	163
of which	67	Vendor price	Price, in actuals	0	2,080	10
of which	81	Market comparable	EBITDA multiple	2	9	7
			Price, in %	18	100	67
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2017	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	3,289
of which interest rate products	801	Option model	Correlation, in %		20	100	72
			Prepayment rate, in %		6	34	17
			Volatility skew, in %		(4)	1	(1)
of which equity/index-related products	833	Option model	Correlation, in %		(60)	98	65
			Volatility, in %		0	105	64
			Buyback probability, in %	[2]	50	100	90
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	634	Discounted cash flow	Credit spread, in bp		1	956	217
			Recovery rate, in %		0	45	20
			Discount rate, in %		3	50	16
			Default rate, in %		1	20	5
			Loss severity, in %		1	100	64
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	14	6
Other	3,010
of which	1,605	Market comparable	Price, in %		0	110	23
of which	1,095	Discounted cash flow	Market implied life expectancy, in years		3	18	8
Trading assets	8,754
Investment securities	42	–	–		–	–	–
Private equity	29	–	–		–	–	–
Other equity investments	271	–	–		–	–	–
Life finance instruments	1,301	Discounted cash flow	Market implied life expectancy, in years		2	18	6
Other investments	1,601
Loans	4,530
of which commercial and industrial loans	2,207
of which	1,924	Discounted cash flow	Credit spread, in bp		89	1,116	420
of which	250	Market comparable	Price, in %		0	99	56
of which financial institutions	1,480
of which	1,426	Discounted cash flow	Credit spread, in bp		43	1,430	371
Other intangible assets (mortgage servicing rights)	158	–	–		–	–	–
Other assets	1,511
of which loans held-for-sale	1,350
of which	849	Discounted cash flow	Credit spread, in bp		117	973	292
			Recovery rate, in %		18	87	73
of which	280	Market comparable	Price, in %		0	102	88
Total level 3 assets at fair value	16,642
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Interest-bearing deposits with banks	1	–	–	–	–	–
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	Discounted cash flow	Funding spread, in bp	10	450	259
Securities received as collateral	70	–	–	–	–	–
Debt	3,977
of which corporates	1,674
of which	448	Option model	Correlation, in %	(85)	98	23
of which	817	Market comparable	Price, in %	0	117	86
of which	101	Discounted cash flow	Credit spread, in bp	3	1,004	308
of which RMBS	605
of which	445	Discounted cash flow	Discount rate, in %	0	47	8
			Prepayment rate, in %	2	30	12
			Default rate, in %	0	10	3
			Loss severity, in %	0	100	43
of which	120	Market comparable	Price, in %	21	30	26
of which CMBS	65	Discounted cash flow	Capitalization rate, in %	8	9	9
			Discount rate, in %	2	27	10
			Prepayment rate, in %	0	15	9
of which CDO	1,165
of which	195	Discounted cash flow	Discount rate, in %	7	27	15
			Prepayment rate, in %	0	30	10
			Credit spread, in bp	328	328	328
			Default rate, in %	0	5	2
			Loss severity, in %	3	100	45
of which	851	Market comparable	Price, in %	208	208	208
Equity	240	Market comparable	EBITDA multiple	3	8	6
			Price, in %	0	100	70
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,305
of which interest rate products	748	Option model	Correlation, in %		20	100	65
			Prepayment rate, in %		1	32	16
			Volatility skew, in %		(7)	1	(2)
of which equity/index-related products	914	Option model	Correlation, in %		(85)	98	21
			Volatility, in %		2	180	32
			Buyback probability, in %	[2]	50	100	62
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	688	Discounted cash flow	Credit spread, in bp		0	1,635	396
			Recovery rate, in %		0	45	10
			Discount rate, in %		1	45	21
			Default rate, in %		0	33	5
			Loss severity, in %		15	100	69
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	13	5
Other	4,243
of which	3,005	Market comparable	Price, in %		0	116	39
of which	882	Discounted cash flow	Market implied life expectancy, in years		3	19	8
Trading assets	12,765
Investment securities	72	–	–		–	–	–
Private equity	8	–	–		–	–	–
Other equity investments	310	–	–		–	–	–
Life finance instruments	1,588	Discounted cash flow	Market implied life expectancy, in years		2	19	6
Other investments	1,906
Loans	6,585
of which commercial and industrial loans	3,816
of which	2,959	Discounted cash flow	Credit spread, in bp		5	5,400	544
of which	852	Market comparable	Price, in %		0	100	51
of which financial institutions	1,829
of which	1,588	Discounted cash flow	Credit spread, in bp		67	952	342
of which	149	Market comparable	Price, in %		0	550	483
Other intangible assets (mortgage servicing rights)	138	–	–		–	–	–
Other assets	1,679
of which loans held-for-sale	1,316
of which	760	Discounted cash flow	Credit spread, in bp		117	1,082	334
			Recovery rate, in %		6	100	74
of which	356	Market comparable	Price, in %		0	102	78
Total level 3 assets at fair value	23,390
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 liabilities at fair value
end of 2017	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	455	–	–		–	–	–
Obligation to return securities received as collateral	46	–	–		–	–	–
Trading liabilities	3,226
of which interest rate derivatives	317
of which	205	Option model	Basis spread, in bp		(25)	52	19
			Correlation, in %		20	100	60
			Prepayment rate, in %		6	34	9
of which	81	Market comparable	Price, in %		1	102	44
of which foreign exchange derivatives	100
of which	64	Option model	Correlation, in %		(10)	70	51
			Prepayment rate, in %		27	34	30
of which	7	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,301
of which	947	Option model	Correlation, in %		(60)	98	55
			Volatility, in %		0	105	25
			Buyback probability, in %	[2]	50	100	90
of which	62	Vendor price	Price, in actuals		0	53	18
of which credit derivatives	898	Discounted cash flow	Credit spread, in bp		2	973	172
			Discount rate, in %		3	50	16
			Default rate, in %		1	20	5
			Recovery rate, in %		10	60	38
			Loss severity, in %		25	100	67
			Correlation, in %		38	85	54
			Prepayment rate, in %		0	20	7
			Term TRS/repo spread, in bp		176	176	176
Short-term borrowings	845
of which	288	Option model	Correlation, in %		(40)	98	60
			Volatility, in %		4	105	26
of which	527	Discounted cash flow	Credit spread, in bp		2	278	175
			Recovery rate, in %		25	40	29
of which	24	Market comparable	Price, in %		11	47	47
Long-term debt	12,501
of which structured notes over two years	12,259
of which	9,739	Option model	Correlation, in %		(60)	99	55
			Volatility, in %		0	105	21
			Buyback probability, in %	[2]	50	100	90
			Gap risk, in %	[3]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	1,571	Discounted cash flow	Credit spread, in bp		2	729	105
Other liabilities	1,478
of which failed sales	223
of which	122	Market comparable	Price, in %		0	100	51
of which	25	Discounted cash flow	Credit spread, in bp		1,430	1,430	1,430
Total level 3 liabilities at fair value	18,551
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	410	–	–		–	–	–
Obligation to return securities received as collateral	70	–	–		–	–	–
Trading liabilities	3,737
of which interest rate derivatives	538	Option model	Basis spread, in bp		(2)	66	33
			Correlation, in %		20	100	57
			Prepayment rate, in %		1	32	9
			Gap risk, in %	[2]	20	20	20
			Funding spread, in bp		237	237	237
of which foreign exchange derivatives	150
of which	65	Option model	Correlation, in %		(10)	70	49
			Prepayment rate, in %		22	32	27
of which	69	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,181	Option model	Correlation, in %		(85)	98	23
			Volatility, in %		2	180	28
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	851	Discounted cash flow	Credit spread, in bp		0	1,635	163
			Discount rate, in %		2	45	21
			Default rate, in %		0	33	5
			Recovery rate, in %		20	60	35
			Loss severity, in %		15	100	70
			Correlation, in %		43	85	63
			Prepayment rate, in %		0	13	5
Short-term borrowings	516	–	–		–	–	–
Long-term debt	13,415
of which structured notes over two years	12,434
of which	12,008	Option model	Correlation, in %		(85)	99	23
			Volatility, in %		0	180	23
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[2]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	286	Discounted cash flow	Credit spread, in bp		1	452	89
Other liabilities	1,684
of which failed sales	219
of which	163	Market comparable	Price, in %		0	100	68
of which	39	Discounted cash flow	Discount rate, in %		11	29	21
Total level 3 liabilities at fair value	19,832
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
3 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2017	Cumulative	2016	[2]	2017	2016
Financial instruments (CHF million)
Deposits	(15)	(50)	(35)		0	0
Short-term borrowings	(63)	(63)	(1)		0	0
Long-term debt	(1,957)	(2,560)	(1,120)		32	0
of which treasury debt over two years	(702)	(675)	(204)		0	0
of which structured notes over two years	(1,246)	(1,872)	(893)		27	0
Total	(2,035)	(2,673)	(1,156)		32	0
1 Amounts are reflected gross of tax.
2 Prior period has been corrected.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of	2017							2016
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Equity funds	61		992	[1]	1,053	0		65		1,281	[2]	1,346	0
Equity funds sold short	0		(9)		(9)	0		0		(1)		(1)	0
Total funds held in trading assets and liabilities	61		983		1,044	0		65		1,280		1,345	0
Debt funds	164		75		239	0		215		77		292	0
Equity funds	2		53		55	0		2		51		53	0
Others	2		95		97	9		0		201		201	0
Hedge funds	168		223	[3]	391	9		217		329	[4]	546	0
Debt funds	1		0		1	0		5		0		5	20
Equity funds	141		0		141	64		240		0		240	42
Real estate funds	178		0		178	44		212		0		212	50
Others	31		0		31	15		117		0		117	58
Private equities	351		0		351	123		574		0		574	170
Equity method investments	71		1,051		1,122	5		347		637		984	218
Total funds held in other investments	590		1,274		1,864	137		1,138		966		2,104	388
Total fair value	651	[5]	2,257	[6]	2,908	137	[7]	1,203	[5]	2,246	[6]	3,449	388	[7]
1
54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 35% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 9% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 2% is redeemable on an annual basis with a notice period primarily of more than 60 days.

2
58% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 2% is redeemable on an annual basis with a notice period of more than 60 days.

3
51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 43% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 6% is redeemable on demand with a notice period primarily of less than 30 days.

4
68% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 26% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, and 1% is redeemable on an annual basis with a notice period primarily of more than 45 days.

5 Includes CHF 229 million and CHF 334 million attributable to noncontrolling interests in 2017 and 2016, respectively.
6 Includes CHF 167 million and CHF 231 million attributable to noncontrolling interests in 2017 and 2016, respectively.
7 Includes CHF 53 million and CHF 88 million attributable to noncontrolling interests in 2017 and 2016, respectively.

Nonrecurring fair value changes	Nonrecurring fair value changes
end of	2017	2016
CHF billion
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	0.1
of which level 2	0.1	0.1

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2017			2016
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	708	3,375	(2,667)	1,276	4,495	(3,219)
Financial instruments (CHF million)
Interest-bearing deposits with banks	0	0	0	26	25	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77,498	76,643	855	87,331	87,208	123
Loans	15,307	15,372	(65)	19,528	20,144	(616)
Other assets [1]	8,468	10,910	(2,442)	8,369	11,296	(2,927)
Due to banks and customer deposits	(907)	(861)	(46)	(1,120)	(1,059)	(61)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(15,262)	(15,180)	(82)	(19,634)	(19,638)	4
Short-term borrowings	(11,019)	(11,104)	85	(4,061)	(4,017)	(44)
Long-term debt	(63,628)	(63,759)	131	(72,868)	(76,123)	3,255
Other liabilities	(661)	(1,716)	1,055	(727)	(2,331)	1,604
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	2017		2016		2015
	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	13	[1]	4	[1]	2	[1]
of which related to credit risk	0		1		(1)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,493	[1]	1,440	[1]	1,279	[1]
Other investments	216	[2]	212	[2]	242	[3]
of which related to credit risk	(4)		(3)		0
Loans	1,542	[1]	1,643	[1]	439	[1]
of which related to credit risk	7		(16)		(236)
Other assets	480	[1]	(518)	[2]	111	[1]
of which related to credit risk	96		(199)		(511)
Due to banks and customer deposits	1	[2]	(12)	[1]	4	[2]
of which related to credit risk	5		(22)		19
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(118)	[1]	(112)	[1]	55	[2]
Short-term borrowings	(512)	[2]	323	[2]	439	[2]
of which related to credit risk	(23)		0		0
Long-term debt	(6,857)	[2]	(1,235)	[2]	5,317	[2]
of which related to credit risk	(32)		22		207	[4]
Other liabilities	183	[3]	456	[2]	316	[3]
of which related to credit risk	83		306		(93)
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (108) million and CHF 261 million in 2015, respectively.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2017 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	37,848	0	37,848	0	37,848
Loans	260,093	0	264,290	3,212	267,502
Other financial assets [1]	170,870	109,645	60,469	1,109	171,223
Financial liabilities
Due to banks and deposits	372,867	201,575	171,281	0	372,856
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	11,233	0	11,233	0	11,233
Short-term borrowings	14,871	0	14,870	0	14,870
Long-term debt	109,403	0	112,488	235	112,723
Other financial liabilities [2]	61,316	0	61,131	172	61,303
2016 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	47,508	0	47,508	0	47,508
Loans	252,535	0	256,020	4,602	260,622
Other financial assets [1]	171,514	121,075	49,353	1,436	171,864
Financial liabilities
Due to banks and deposits	374,620	199,721	174,877	0	374,598
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	13,382	0	13,382	0	13,382
Short-term borrowings	11,324	0	11,327	0	11,327
Long-term debt	120,448	0	122,220	521	122,741
Other financial liabilities [2]	62,291	1,595	60,573	125	62,293
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Bank
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2017	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	212	0	–		–		212
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	77,498	0	–		–		77,498
Debt	576	802	0	–		–		1,378
of which corporates	0	726	0	–		–		726
Equity	36,121	529	46	–		–		36,696
Securities received as collateral	36,697	1,331	46	–		–		38,074
Debt	29,827	40,707	2,292	–		–		72,826
of which foreign governments	29,561	4,256	270	–		–		34,087
of which corporates	179	10,292	1,412	–		–		11,883
of which RMBS	0	21,399	320	–		–		21,719
of which CMBS	0	2,501	16	–		–		2,517
of which CDO	0	2,255	126	–		–		2,381
Equity	51,125	3,481	163	–		1,053		55,822
Derivatives	3,577	141,641	3,289	(128,607)		–		19,900
of which interest rate products	1,219	84,932	801	–		–		–
of which foreign exchange products	19	30,302	188	–		–		–
of which equity/index-related products	2,339	18,544	833	–		–		–
of which credit derivatives	0	7,107	634	–		–		–
Other	2,923	2,293	3,010	–		–		8,226
Trading assets	87,452	188,122	8,754	(128,607)		1,053		156,774
Debt	244	1,778	42	–		–		2,064
of which foreign governments	98	1,138	0	–		–		1,236
of which corporates	0	238	0	–		–		238
of which RMBS	0	167	40	–		–		207
of which CMBS	0	171	2	–		–		173
Equity	6	119	0	–		–		125
Investment securities	250	1,897	42	–		–		2,189
Private equity	0	0	29	–		343		372
of which equity funds	0	0	22	–		133		155
Hedge funds	0	0	0	–		391		391
of which debt funds	0	0	0	–		239		239
Other equity investments	25	9	271	–		1,121		1,426
of which private	18	9	271	–		1,121		1,419
Life finance instruments	0	7	1,301	–		–		1,308
Other investments	25	16	1,601	–		1,855		3,497
Loans	0	10,777	4,530	–		–		15,307
of which commercial and industrial loans	0	3,437	2,207	–		–		5,644
of which financial institutions	0	4,890	1,480	–		–		6,370
Other intangible assets (mortgage servicing rights)	0	0	158	–		–		158
Other assets	101	7,570	1,511	(164)		–		9,018
of which loans held-for-sale	0	5,800	1,350	–		–		7,150
Total assets at fair value	124,525	287,423	16,642	(128,771)		2,908		302,727
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2017	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	197	0	–		–		197
Customer deposits	0	3,056	455	–		–		3,511
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	15,262	0	–		–		15,262
Debt	576	802	0	–		–		1,378
of which corporates	0	726	0	–		–		726
Equity	36,121	529	46	–		–		36,696
Obligation to return securities received as collateral	36,697	1,331	46	–		–		38,074
Debt	5,160	4,139	2	–		–		9,301
of which foreign governments	5,108	746	0	–		–		5,854
of which corporates	12	3,334	2	–		–		3,348
Equity	14,230	883	55	–		9		15,177
Derivatives	3,731	144,929	3,169	(137,175)		–		14,654
of which interest rate products	1,254	80,290	317	–		–		–
of which foreign exchange products	8	35,707	100	–		–		–
of which equity/index-related products	2,468	20,017	1,301	–		–		–
of which credit derivatives	0	7,982	898	–		–		–
Trading liabilities	23,121	149,951	3,226	(137,175)		9		39,132
Short-term borrowings	0	10,174	845	–		–		11,019
Long-term debt	0	50,121	12,501	–		–		62,622
of which treasury debt over two years	0	936	0	–		–		936
of which structured notes over one year and up to two years	0	6,216	149	–		–		6,365
of which structured notes over two years	0	32,782	12,259	–		–		45,041
of which other debt instruments over two years	0	2,221	61	–		–		2,282
of which other subordinated bonds	0	4,557	0	–		–		4,557
of which non-recourse liabilities	0	833	30	–		–		863
Other liabilities	0	7,356	1,467	(233)		–		8,590
of which failed sales	0	439	223	–		–		662
Total liabilities at fair value	59,818	237,448	18,540	(137,408)		9		178,407
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	208	0	–		–		208
Interest-bearing deposits with banks	0	25	1	–		–		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	87,157	174	–		–		87,331
Debt	619	418	1	–		–		1,038
of which corporates	1	378	1	–		–		380
Equity	30,706	751	69	–		–		31,526
Securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	29,498	32,200	3,977	–		–		65,675
of which foreign governments	29,226	2,408	292	–		–		31,926
of which corporates	180	12,332	1,674	–		–		14,186
of which RMBS	0	14,153	605	–		–		14,758
of which CMBS	0	2,227	65	–		–		2,292
of which CDO	0	1,074	1,165	–		–		2,239
Equity	58,493	3,795	240	–		1,346		63,874
Derivatives	5,631	224,400	4,305	(207,323)		–		27,013
of which interest rate products	3,074	133,928	748	–		–		–
of which foreign exchange products	18	61,459	355	–		–		–
of which equity/index-related products	2,538	20,777	914	–		–		–
of which credit derivatives	0	7,388	688	–		–		–
Other	2,268	2,319	4,243	–		–		8,830
Trading assets	95,890	262,714	12,765	(207,323)		1,346		165,392
Debt	294	2,032	72	–		–		2,398
of which foreign governments	103	1,240	0	–		–		1,343
of which corporates	0	287	0	–		–		287
of which RMBS	0	425	72	–		–		497
of which CMBS	0	14	0	–		–		14
Equity	3	85	0	–		–		88
Investment securities	297	2,117	72	–		–		2,486
Private equity	0	0	8	–		566		574
of which equity funds	0	0	0	–		232		232
Hedge funds	0	0	0	–		546		546
of which debt funds	0	0	0	–		292		292
Other equity investments	22	64	310	–		984		1,380
of which private	15	64	310	–		984		1,373
Life finance instruments	0	0	1,588	–		–		1,588
Other investments	22	64	1,906	–		2,096		4,088
Loans	0	12,943	6,585	–		–		19,528
of which commercial and industrial loans	0	6,051	3,816	–		–		9,867
of which financial institutions	0	4,403	1,829	–		–		6,232
Other intangible assets (mortgage servicing rights)	0	0	138	–		–		138
Other assets	260	8,396	1,679	(915)		–		9,420
of which loans held-for-sale	0	4,640	1,316	–		–		5,956
Total assets at fair value	127,794	374,793	23,390	(208,238)		3,442		321,181
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	445	0	–		–		445
Customer deposits	0	3,166	410	–		–		3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	19,634	0	–		–		19,634
Debt	619	418	1	–		–		1,038
of which corporates	1	378	1	–		–		380
Equity	30,706	751	69	–		–		31,526
Obligation to return securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	4,376	3,564	23	–		–		7,963
of which foreign governments	4,374	547	0	–		–		4,921
of which corporates	0	2,760	23	–		–		2,783
Equity	16,387	191	41	–		1		16,620
Derivatives	5,407	229,334	3,673	(218,045)		–		20,369
of which interest rate products	2,946	126,298	538	–		–		–
of which foreign exchange products	18	71,017	150	–		–		–
of which equity/index-related products	2,442	22,687	1,181	–		–		–
of which credit derivatives	0	8,350	851	–		–		–
Trading liabilities	26,170	233,089	3,737	(218,045)		1		44,952
Short-term borrowings	0	3,545	516	–		–		4,061
Long-term debt	0	58,555	13,415	–		–		71,970
of which treasury debt over two years	0	3,217	0	–		–		3,217
of which structured notes over one year and up to two years	0	6,852	326	–		–		7,178
of which structured notes over two years	0	39,824	12,434	–		–		52,258
of which other debt instruments over two years	0	2,311	634	–		–		2,945
of which other subordinated bonds	0	4,584	1	–		–		4,585
of which non-recourse liabilities	0	1,742	17	–		–		1,759
Other liabilities	0	8,892	1,679	(1,014)		–		9,557
of which failed sales	0	507	219	–		–		726
Total liabilities at fair value	57,495	328,495	19,827	(219,059)		1		186,759
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
in	2017		2016
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Securities received as collateral	0	136	0	0
Debt	16	237	2,012	1,698
Equity	924	412	723	1,074
Derivatives	3,202	13	3,404	0
Trading assets	4,142	662	6,139	2,772
Liabilities (CHF million)
Obligations to return securities received as collateral	0	136	0	0
Debt	3	44	2	46
Equity	102	165	108	166
Derivatives	3,814	91	4,047	29
Trading liabilities	3,919	300	4,157	241

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues			Accumulated other comprehensive income
2017	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks	1	40	0	0	(41)	0	0	0		0	0		0	0	0	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	0	0	0	0	26	(193)	0		0	0		0	0	0	(7)	0
Securities received as collateral	70	3	(1)	65	(86)	0	0	0		0	0		0	0	0	(5)	46
Debt	3,977	608	(1,074)	2,747	(3,705)	0	0	(4)		(80)	6		1	0	0	(184)	2,292
of which corporates	1,674	276	(654)	2,203	(2,005)	0	0	(4)		14	6		0	0	0	(98)	1,412
of which RMBS	605	280	(229)	85	(305)	0	0	3		(95)	0		0	0	0	(24)	320
of which CMBS	65	6	(17)	2	(13)	0	0	(3)		(21)	0		0	0	0	(3)	16
of which CDO	1,165	39	(157)	174	(1,047)	0	0	0		(16)	0		0	0	0	(32)	126
Equity	240	49	(35)	146	(260)	0	0	0		33	0		0	0	0	(10)	163
Derivatives	4,305	416	(839)	0	0	1,317	(1,817)	123		(63)	0		0	0	0	(153)	3,289
of which interest rate products	748	56	(53)	0	0	118	(183)	6		104	0		0	0	0	5	801
of which equity/index-related products	914	142	(98)	0	0	443	(597)	14		58	0		0	0	0	(43)	833
of which credit derivatives	688	216	(252)	0	0	381	(297)	38		(110)	0		0	0	0	(30)	634
Other	4,243	86	(98)	12,917	(14,067)	0	(251)	2		362	0		0	0	0	(184)	3,010
Trading assets	12,765	1,159	(2,046)	15,810	(18,032)	1,317	(2,068)	121		252	6		1	0	0	(531)	8,754
Investment securities	72	0	(17)	100	(113)	0	(90)	(1)		95	0		0	0	0	(4)	42
Equity	318	23	(22)	139	(144)	0	0	0		(7)	0		9	0	0	(16)	300
Life finance instruments	1,588	0	0	185	(418)	0	0	0		16	0		0	0	0	(70)	1,301
Other investments	1,906	23	(22)	324	(562)	0	0	0		9	0		9	0	0	(86)	1,601
Loans	6,585	1,130	(947)	106	(580)	1,151	(2,743)	15		85	0		0	0	0	(272)	4,530
of which commercial and industrial loans	3,816	448	(482)	71	(395)	590	(1,705)	(2)		21	0		0	0	0	(155)	2,207
of which financial institutions	1,829	352	(126)	33	(176)	444	(821)	28		(6)	0		0	0	0	(77)	1,480
Other intangible assets (mortgage servicing rights)	138	0	0	23	(1)	0	0	0		0	0		4	0	0	(6)	158
Other assets	1,679	347	(132)	759	(1,056)	1,054	(885)	(1)		(172)	0		(4)	0	0	(78)	1,511
of which loans held-for-sale [2]	1,316	286	(113)	667	(904)	1,053	(885)	(2)		0	0		(4)	0	0	(64)	1,350
Total assets at fair value	23,390	2,702	(3,165)	17,187	(20,471)	3,548	(5,979)	134		269	6		10	0	0	(989)	16,642
Liabilities (CHF million)
Customer deposits	410	0	0	0	0	35	(3)	0		(61)	0		0	0	42	32	455
Obligation to return securities received as collateral	70	3	(1)	65	(86)	0	0	0		0	0		0	0	0	(5)	46
Trading liabilities	3,737	566	(1,049)	113	(134)	1,193	(1,625)	140		461	0		(9)	0	0	(167)	3,226
of which interest rate derivatives	538	57	(36)	0	0	45	(258)	6		(14)	0		0	0	0	(21)	317
of which foreign exchange derivatives	150	11	(1)	0	0	9	(12)	0		(52)	0		0	0	0	(5)	100
of which equity/index-related derivatives	1,181	54	(188)	0	0	543	(692)	17		441	0		0	0	0	(55)	1,301
of which credit derivatives	851	377	(392)	0	0	350	(376)	61		66	0		0	0	0	(39)	898
Short-term borrowings	516	95	(172)	0	0	865	(472)	(2)		19	4		10	0	6	(24)	845
Long-term debt	13,415	1,172	(3,004)	0	0	4,540	(4,479)	(12)		1,400	0		0	88	21	(640)	12,501
of which structured notes over two years	12,434	995	(2,886)	0	0	3,913	(3,079)	(14)		1,390	0		0	87	17	(598)	12,259
Other liabilities	1,679	150	(102)	211	(304)	7	(398)	(25)		(8)	0		327	0	0	(70)	1,467
of which failed sales	219	80	(70)	189	(218)	0	0	(7)		40	0		0	0	0	(10)	223
Total liabilities at fair value	19,827	1,986	(4,328)	389	(524)	6,640	(6,977)	101		1,811	4		328	88	69	(874)	18,540
Net assets/(liabilities) at fair value	3,563	716	1,163	16,798	(19,947)	(3,092)	998	33		(1,542)	2		(318)	(88)	(69)	(115)	(1,898)
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (39) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues			Accumulated other comprehensive income
2016	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks				49	(49)					1				0	0		1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	0	0	0	0	279	(270)	0		1	0		0	0	0	6	174
Securities received as collateral	0	0	0	100	(33)	0	0	0		0	0		0	0	0	3	70
Debt	4,564	1,574	(1,487)	3,753	(4,514)	0	0	(1)		(134)	0		10	0	0	212	3,977
of which corporates	1,746	836	(677)	2,642	(2,945)	0	0	0		(42)	0		8	0	0	106	1,674
of which RMBS	814	587	(573)	525	(668)	0	0	(6)		(91)	0		0	0	0	17	605
of which CMBS	215	26	(12)	51	(169)	0	0	(1)		(45)	0		0	0	0	0	65
of which CDO	1,298	82	(166)	488	(578)	0	0	2		2	0		2	0	0	35	1,165
Equity	871	111	(136)	527	(1,057)	0	0	(45)		(38)	0		0	0	0	7	240
Derivatives	4,831	1,683	(1,017)	0	0	1,484	(2,972)	7		173	0		(22)	0	0	138	4,305
of which interest rate products	791	48	(60)	0	0	130	(293)	0		117	0		0	0	0	15	748
of which equity/index-related products	936	282	(328)	0	0	428	(473)	9		32	0		(22)	0	0	50	914
of which credit derivatives	1,568	961	(617)	0	0	543	(1,710)	1		(64)	0		0	0	0	6	688
Other	4,266	858	(1,221)	3,848	(3,644)	0	(314)	7		290	0		0	0	0	153	4,243
Trading assets	14,532	4,226	(3,861)	8,128	(9,215)	1,484	(3,286)	(32)		291	0		(12)	0	0	510	12,765
Investment securities	148	18	(38)	95	(121)	0	(124)	(10)		100	0		0	0	0	4	72
Equity	365	8	(2)	123	(258)	0	0	0		31	0		22	0	0	29	318
Life finance instruments	1,669	0	0	186	(353)	0	0	0		33	0		0	0	0	53	1,588
Other investments	2,034	8	(2)	309	(611)	0	0	0		64	0		22	0	0	82	1,906
Loans	8,950	969	(1,942)	524	(1,443)	3,574	(4,281)	(43)		(11)	0		0	0	0	288	6,585
of which commercial and industrial loans	5,735	486	(583)	97	(1,007)	1,994	(2,987)	(14)		(74)	0		0	0	0	169	3,816
of which financial institutions	1,729	77	(348)	335	(348)	974	(701)	1		41	0		0	0	0	69	1,829
Other intangible assets (mortgage servicing rights)	112	0	0	16	(1)	0	0	0		0	0		6	0	0	5	138
Other assets	7,087	572	(1,497)	2,464	(6,801)	898	(975)	(46)		(208)	0		(9)	0	0	194	1,679
of which loans held-for-sale	6,768	355	(1,251)	2,192	(6,696)	898	(975)	(59)		(88)	0		(8)	0	0	180	1,316
Total assets at fair value	33,021	5,793	(7,340)	11,685	(18,274)	6,235	(8,936)	(131)		238	0		7	0	0	1,092	23,390
Liabilities (CHF million)
Customer deposits	254	0	(41)	0	0	240	(20)	0		(64)	0		0	0	41	0	410
Obligation to return securities received as collateral	0	0	0	100	(33)	0	0	0		0	0		0	0	0	3	70
Trading liabilities	4,615	1,588	(1,026)	51	(52)	1,259	(3,494)	100		589	0		(12)	0	0	119	3,737
of which interest rate derivatives	578	87	(28)	0	0	141	(244)	14		(25)	0		0	0	0	15	538
of which foreign exchange derivatives	329	55	(5)	0	0	14	(408)	2		160	0		0	0	0	3	150
of which equity/index-related derivatives	1,347	130	(293)	0	0	423	(748)	32		227	0		0	0	0	63	1,181
of which credit derivatives	1,757	940	(689)	0	0	421	(1,806)	50		162	0		0	0	0	16	851
Short-term borrowings	72	45	(30)	0	0	598	(205)	1		17	(3)		3	0	0	18	516
Long-term debt	14,123	3,865	(2,393)	0	0	4,510	(7,149)	(64)		(124)	0		0	1	240	406	13,415
of which structured notes over two years	9,924	3,484	(2,166)	0	0	4,044	(3,004)	(78)		(403)	0		0	1	240	392	12,434
Other liabilities	2,483	208	(226)	219	(376)	17	(611)	(72)		(160)	(1)		139	0	0	59	1,679
of which failed sales	454	44	(121)	142	(308)	0	0	(3)		3	0		0	0	0	8	219
Total liabilities at fair value	21,547	5,706	(3,716)	370	(461)	6,624	(11,479)	(35)		258	(4)		130	1	281	605	19,827
Net assets/(liabilities) at fair value	11,474	87	(3,624)	11,315	(17,813)	(389)	2,543	(96)		(20)	4		(123)	(1)	(281)	487	3,563
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	2017				2016
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(1,509)	(316)	(1,825)	[1]	(116)	(119)	(235)	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,088)	20	(2,068)		123	29	152
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
end of 2017	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Interest-bearing deposits with banks	0	–	–	–	–	–
Securities received as collateral	46	–	–	–	–	–
Debt	2,292
of which corporates	1,412
of which	387	Option model	Correlation, in %	(60)	98	55
of which	545	Market comparable	Price, in %	0	139	84
of which	444	Discounted cash flow	Credit spread, in bp	37	952	230
of which RMBS	320	Discounted cash flow	Discount rate, in %	1	24	11
			Prepayment rate, in %	1	36	10
			Default rate, in %	0	12	4
			Loss severity, in %	0	100	57
of which CMBS	16	Discounted cash flow	Capitalization rate, in %	14	14	14
			Discount rate, in %	8	16	14
			Prepayment rate, in %	0	5	4
of which CDO	126	Discounted cash flow	Discount rate, in %	5	13	8
			Prepayment rate, in %	5	20	13
			Credit spread, in bp	464	669	553
			Default rate, in %	2	5	3
			Loss severity, in %	0	80	34
Equity	163
of which	67	Vendor price	Price, in actuals	0	2,080	10
of which	81	Market comparable	EBITDA multiple	2	9	7
			Price, in %	18	100	67
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2017	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	3,289
of which interest rate products	801	Option model	Correlation, in %		20	100	72
			Prepayment rate, in %		6	34	17
			Volatility skew, in %		(4)	1	(1)
of which equity/index-related products	833	Option model	Correlation, in %		(60)	98	65
			Volatility, in %		0	105	64
			Buyback probability, in %	[2]	50	100	90
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	634	Discounted cash flow	Credit spread, in bp		1	956	217
			Recovery rate, in %		0	45	20
			Discount rate, in %		3	50	16
			Default rate, in %		1	20	5
			Loss severity, in %		1	100	64
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	14	6
Other	3,010
of which	1,605	Market comparable	Price, in %		0	110	23
of which	1,095	Discounted cash flow	Market implied life expectancy, in years		3	18	8
Trading assets	8,754
Investment securities	42	–	–		–	–	–
Private equity	29	–	–		–	–	–
Other equity investments	271	–	–		–	–	–
Life finance instruments	1,301	Discounted cash flow	Market implied life expectancy, in years		2	18	6
Other investments	1,601
Loans	4,530
of which commercial and industrial loans	2,207
of which	1,924	Discounted cash flow	Credit spread, in bp		89	1,116	420
of which	250	Market comparable	Price, in %		0	99	56
of which financial institutions	1,480
of which	1,426	Discounted cash flow	Credit spread, in bp		43	1,430	371
Other intangible assets (mortgage servicing rights)	158	–	–		–	–	–
Other assets	1,511
of which loans held-for-sale	1,350
of which	849	Discounted cash flow	Credit spread, in bp		117	973	292
			Recovery rate, in %		18	87	73
of which	280	Market comparable	Price, in %		0	102	88
Total level 3 assets at fair value	16,642
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Interest-bearing deposits with banks	1	–	–	–	–	–
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	Discounted cash flow	Funding spread, in bp	10	450	259
Securities received as collateral	70	–	–	–	–	–
Debt	3,977
of which corporates	1,674
of which	448	Option model	Correlation, in %	(85)	98	23
of which	817	Market comparable	Price, in %	0	117	86
of which	101	Discounted cash flow	Credit spread, in bp	3	1,004	308
of which RMBS	605
of which	445	Discounted cash flow	Discount rate, in %	0	47	8
			Prepayment rate, in %	2	30	12
			Default rate, in %	0	10	3
			Loss severity, in %	0	100	43
of which	120	Market comparable	Price, in %	21	30	26
of which CMBS	65	Discounted cash flow	Capitalization rate, in %	8	9	9
			Discount rate, in %	2	27	10
			Prepayment rate, in %	0	15	9
of which CDO	1,165
of which	195	Discounted cash flow	Discount rate, in %	7	27	15
			Prepayment rate, in %	0	30	10
			Credit spread, in bp	328	328	328
			Default rate, in %	0	5	2
			Loss severity, in %	3	100	45
of which	851	Market comparable	Price, in %	208	208	208
Equity	240	Market comparable	EBITDA multiple	3	8	6
			Price, in %	0	100	70
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,305
of which interest rate products	748	Option model	Correlation, in %		20	100	65
			Prepayment rate, in %		1	32	16
			Volatility skew, in %		(7)	1	(2)
of which equity/index-related products	914	Option model	Correlation, in %		(85)	98	21
			Volatility, in %		2	180	32
			Buyback probability, in %	[2]	50	100	62
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	688	Discounted cash flow	Credit spread, in bp		0	1,635	396
			Recovery rate, in %		0	45	10
			Discount rate, in %		1	45	21
			Default rate, in %		0	33	5
			Loss severity, in %		15	100	69
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	13	5
Other	4,243
of which	3,005	Market comparable	Price, in %		0	116	39
of which	882	Discounted cash flow	Market implied life expectancy, in years		3	19	8
Trading assets	12,765
Investment securities	72	–	–		–	–	–
Private equity	8	–	–		–	–	–
Other equity investments	310	–	–		–	–	–
Life finance instruments	1,588	Discounted cash flow	Market implied life expectancy, in years		2	19	6
Other investments	1,906
Loans	6,585
of which commercial and industrial loans	3,816
of which	2,959	Discounted cash flow	Credit spread, in bp		5	5,400	544
of which	852	Market comparable	Price, in %		0	100	51
of which financial institutions	1,829
of which	1,588	Discounted cash flow	Credit spread, in bp		67	952	342
of which	149	Market comparable	Price, in %		0	550	483
Other intangible assets (mortgage servicing rights)	138	–	–		–	–	–
Other assets	1,679
of which loans held-for-sale	1,316
of which	760	Discounted cash flow	Credit spread, in bp		117	1,082	334
			Recovery rate, in %		6	100	74
of which	356	Market comparable	Price, in %		0	102	78
Total level 3 assets at fair value	23,390
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 liabilities at fair value
end of 2017	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	455	–	–		–	–	–
Obligation to return securities received as collateral	46	–	–		–	–	–
Trading liabilities	3,226
of which interest rate derivatives	317
of which	205	Option model	Basis spread, in bp		(25)	52	19
			Correlation, in %		20	100	60
			Prepayment rate, in %		6	34	9
of which	81	Market comparable	Price, in %		1	102	44
of which foreign exchange derivatives	100
of which	64	Option model	Correlation, in %		(10)	70	51
			Prepayment rate, in %		27	34	30
of which	7	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,301
of which	947	Option model	Correlation, in %		(60)	98	55
			Volatility, in %		0	105	25
			Buyback probability, in %	[2]	50	100	90
of which	62	Vendor price	Price, in actuals		0	53	18
of which credit derivatives	898	Discounted cash flow	Credit spread, in bp		2	973	172
			Discount rate, in %		3	50	16
			Default rate, in %		1	20	5
			Recovery rate, in %		10	60	38
			Loss severity, in %		25	100	67
			Correlation, in %		38	85	54
			Prepayment rate, in %		0	20	7
			Term TRS/repo spread, in bp		176	176	176
Short-term borrowings	845
of which	288	Option model	Correlation, in %		(40)	98	60
			Volatility, in %		4	105	26
of which	527	Discounted cash flow	Credit spread, in bp		2	278	175
			Recovery rate, in %		25	40	29
of which	24	Market comparable	Price, in %		11	47	47
Long-term debt	12,501
of which structured notes over two years	12,259
of which	9,739	Option model	Correlation, in %		(60)	99	55
			Volatility, in %		0	105	21
			Buyback probability, in %	[2]	50	100	90
			Gap risk, in %	[3]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	1,571	Discounted cash flow	Credit spread, in bp		2	729	105
Other liabilities	1,467
of which failed sales	223
of which	122	Market comparable	Price, in %		0	100	51
of which	25	Discounted cash flow	Credit spread, in bp		1,430	1,430	1,430
Total level 3 liabilities at fair value	18,540
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	410	–	–		–	–	–
Obligation to return securities received as collateral	70	–	–		–	–	–
Trading liabilities	3,737
of which interest rate derivatives	538	Option model	Basis spread, in bp		(2)	66	33
			Correlation, in %		20	100	57
			Prepayment rate, in %		1	32	9
			Gap risk, in %	[2]	20	20	20
			Funding spread, in bp		237	237	237
of which foreign exchange derivatives	150
of which	65	Option model	Correlation, in %		(10)	70	49
			Prepayment rate, in %		22	32	27
of which	69	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,181	Option model	Correlation, in %		(85)	98	23
			Volatility, in %		2	180	28
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	851	Discounted cash flow	Credit spread, in bp		0	1,635	163
			Discount rate, in %		2	45	21
			Default rate, in %		0	33	5
			Recovery rate, in %		20	60	35
			Loss severity, in %		15	100	70
			Correlation, in %		43	85	63
			Prepayment rate, in %		0	13	5
Short-term borrowings	516	–	–		–	–	–
Long-term debt	13,415
of which structured notes over two years	12,434
of which	12,008	Option model	Correlation, in %		(85)	99	23
			Volatility, in %		0	180	23
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[2]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	286	Discounted cash flow	Credit spread, in bp		1	452	89
Other liabilities	1,679
of which failed sales	219
of which	163	Market comparable	Price, in %		0	100	68
of which	39	Discounted cash flow	Discount rate, in %		11	29	21
Total level 3 liabilities at fair value	19,827
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values between collateral settlement dates.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.

Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2017	Cumulative	2016		2017	2016
Financial instruments (CHF million)
Deposits	(15)	(50)	(36)		0	0
Short-term borrowings	(63)	(63)	(1)		0	0
Long-term debt	(1,768)	(2,429)	(1,187)		32	0
of which treasury debt over two years	(513)	(544)	(271)		0	0
of which structured notes over two years	(1,246)	(1,872)	(892)		27	0
Total	(1,846)	(2,542)	(1,224)		32	0
1 Amounts are reflected gross of tax.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of	2017							2016
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	0		0		0	0		0		0		0	0
Equity funds	61		992	[1]	1,053	0		65		1,281	[1]	1,346	0
Equity funds sold short	0		(9)		(9)	0		0		(1)		(1)	0
Total funds held in trading assets and liabilities	61		983		1,044	0		65		1,280		1,345	0
Debt funds	164		75		239	0		215		77		292	0
Equity funds	2		53		55	0		2		51		53	0
Others	2		95		97	9		0		201		201	0
Hedge funds	168		223	[3]	391	9		217		329	[3]	546	0
Debt funds	1		0		1	0		5		0		5	20
Equity funds	133		0		133	63		232		0		232	41
Real estate funds	178		0		178	44		212		0		212	50
Others	31		0		31	16		117		0		117	58
Private equities	343		0		343	123		566		0		566	169
Equity method investments	71		1,050		1,121	5		349		635		984	218
Total funds held in other investments	582		1,273		1,855	137		1,132		964		2,096	387
Total fair value	643	[5]	2,256	[6]	2,899	137	[7]	1,197	[5]	2,244	[6]	3,441	387	[7]
1
54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 35% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 9% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 2% is redeemable on an annual basis with a notice period primarily of more than 60 days.

2
58% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 2% is redeemable on an annual basis with a notice period of more than 60 days.

3
51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 43% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 6% is redeemable on demand with a notice period primarily of less than 30 days.

4
68% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 26% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, and 1% is redeemable on an annual basis with a notice period primarily of more than 45 days.

5 Includes CHF 229 million and CHF 334 million attributable to noncontrolling interests in 2017 and 2016, respectively.
6 Includes CHF 167 million and CHF 231 million attributable to noncontrolling interests in 2017 and 2016, respectively.
7 Includes CHF 53 million and CHF 88 million attributable to noncontrolling interests in 2017 and 2016, respectively.

Nonrecurring fair value changes
Nonrecurring fair value changes
end of	2017	2016
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	0.1
of which level 2	0.1	0.1

Fair Value, Option, Quantitative Disclosures [Table Text Block]
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2017			2016
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	708	3,375	(2,667)	1,276	4,495	(3,219)
Financial instruments (CHF million)
Interest-bearing deposits with banks	0	0	0	26	25	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77,498	76,643	855	87,331	87,208	123
Loans	15,307	15,372	(65)	19,528	20,144	(616)
Other assets [1]	8,468	10,910	(2,442)	8,369	11,296	(2,927)
Due to banks and customer deposits	(907)	(861)	(46)	(1,120)	(1,059)	(61)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(15,262)	(15,180)	(82)	(19,634)	(19,638)	4
Short-term borrowings	(11,019)	(11,104)	85	(4,061)	(4,017)	(44)
Long-term debt	(62,622)	(62,813)	191	(71,970)	(75,106)	3,136
Other liabilities	(661)	(1,716)	1,055	(727)	(2,331)	1,604
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	2017		2016		2015
	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	13	[1]	4	[1]	(38)	[2]
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,493	[1]	1,440	[1]	1,279	[1]
Other investments	215	[2]	214	[2]	240	[3]
of which related to credit risk	(4)		(3)		0
Loans	1,542	[1]	1,643	[1]	439	[1]
of which related to credit risk	7		(16)		(236)
Other assets	480	[1]	(507)	[2]	111	[1]
of which related to credit risk	96		(200)		(511)
Due to banks and customer deposits	1	[2]	(12)	[1]	4	[2]
of which related to credit risk	5		(22)		19
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(118)	[1]	(112)	[1]	55	[2]
Short-term borrowings	(512)	[2]	323	[2]	439	[2]
Long-term debt	(6,615)	[2]	(1,136)	[2]	5,398	[2]
of which related to credit risk	(32)		22		224	[4]
Other liabilities	181	[3]	443	[2]	314	[3]
of which related to credit risk	88		312		(95)
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Fair Value, by Balance Sheet Grouping [Table Text Block]
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2017 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,848	0	37,848	0	37,848
Loans	264,181	0	268,380	3,212	271,592
Other financial assets [1]	170,687	109,414	60,518	1,108	171,040
Financial liabilities
Due to banks and deposits	374,006	202,164	171,831	0	373,995
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,233	0	11,233	0	11,233
Short-term borrowings	15,359	0	15,359	0	15,359
Long-term debt	109,420	0	112,564	235	112,799
Other financial liabilities [2]	61,701	0	61,543	146	61,689
2016 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	47,797	0	47,797	0	47,797
Loans	259,211	0	262,766	4,602	267,368
Other financial assets [1]	175,011	122,217	51,710	1,435	175,362
Financial liabilities
Due to banks and deposits	383,289	200,534	182,803	0	383,337
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,671	0	13,671	0	13,671
Short-term borrowings	11,324	0	11,327	0	11,327
Long-term debt	120,525	0	122,290	521	122,811
Other financial liabilities [2]	62,436	1,595	60,720	117	62,432
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.